STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Previously Reported [Member]	Ordinary Shares	Ordinary Shares Previously Reported [Member]	Additional Paid-In Capital	Accumulated Deficit
Balance at beginning of period at Dec. 31, 2018	$ 22,306		$ 719		$ 24,281	$ (2,694)
Balance at beginning of period (in shares) at Dec. 31, 2018			7,187,500
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	4,595,625	$ 1,626,364
Balance at end of period at Jun. 30, 2019	(21,396,659)	5,000,001
Balance at beginning of period at Dec. 31, 2018	22,306		$ 719		24,281	(2,694)
Balance at beginning of period (in shares) at Dec. 31, 2018			7,187,500
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	5,094,479	3,076,468
Balance at end of period at Sep. 30, 2019	(20,897,805)	5,000,005
Balance at beginning of period at Dec. 31, 2018	22,306		$ 719		24,281	(2,694)
Balance at beginning of period (in shares) at Dec. 31, 2018			7,187,500
Increase (Decrease) in Stockholders' Equity
Proceeds from sale of private warrants in excess of fair value	775,000				775,000
Remeasurement of ordinary shares subject to possible redemption	(26,789,590)				$ (799,281)	(25,990,309)
Net income (loss), as restated	4,098,520	4,226,759				4,098,520
Balance at end of period at Dec. 31, 2019	(21,893,764)	5,000,006	$ 719			(21,894,483)
Balance at end of period (in shares) at Dec. 31, 2019			7,817,500	7,187,500
Balance at beginning of period at Jun. 30, 2019	(21,396,659)	5,000,001
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	498,854	1,450,104
Balance at end of period at Sep. 30, 2019	(20,897,805)	5,000,005
Balance at beginning of period at Dec. 31, 2019	(21,893,764)	5,000,006	$ 719			(21,894,483)
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	6,725,368	961,618				6,725,368
Balance at end of period at Mar. 31, 2020	(15,168,396)	5,000,004	$ 719			(15,169,115)
Balance at end of period (in shares) at Mar. 31, 2020			7,817,500
Balance at beginning of period at Dec. 31, 2019	(21,893,764)	5,000,006	$ 719			(21,894,483)
Balance at beginning of period (in shares) at Dec. 31, 2019			7,817,500	7,187,500
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	(321,102)	851,398
Balance at end of period at Jun. 30, 2020	(22,214,866)	5,000,004
Balance at beginning of period at Dec. 31, 2019	(21,893,764)	5,000,006	$ 719			(21,894,483)
Balance at beginning of period (in shares) at Dec. 31, 2019			7,817,500	7,187,500
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	(2,398,841)	(120,091)
Balance at end of period at Sep. 30, 2020	(24,292,605)	5,000,005
Balance at beginning of period at Dec. 31, 2019	(21,893,764)	5,000,006	$ 719			(21,894,483)
Balance at beginning of period (in shares) at Dec. 31, 2019			7,817,500	7,187,500
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	(17,665,187)	(1,131,437)				(17,665,187)
Balance at end of period at Dec. 31, 2020	(39,558,951)	5,000,009	$ 719			(39,559,670)
Balance at end of period (in shares) at Dec. 31, 2020			7,817,500	7,187,500
Balance at beginning of period at Mar. 31, 2020	(15,168,396)	5,000,004	$ 719			(15,169,115)
Balance at beginning of period (in shares) at Mar. 31, 2020			7,817,500
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	(7,046,470)	(110,220)
Balance at end of period at Jun. 30, 2020	(22,214,866)	5,000,004
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	(2,077,739)	(971,489)
Balance at end of period at Sep. 30, 2020	(24,292,605)	5,000,005
Balance at beginning of period at Dec. 31, 2020	(39,558,951)	$ 5,000,009	$ 719			(39,559,670)
Balance at beginning of period (in shares) at Dec. 31, 2020			7,817,500	7,187,500
Increase (Decrease) in Stockholders' Equity
Net income (loss), as restated	810,705					810,705
Balance at end of period at Mar. 31, 2021	$ (38,748,246)		$ 719			$ (38,748,965)
Balance at end of period (in shares) at Mar. 31, 2021			7,817,500